Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments by Category
The Group holds the following financial instruments:

	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Financial assets at fair value through other comprehensive income	Total
Financial assets	RMB’million	RMB’million	RMB’million	RMB’million
As at December 31, 2020
Accounts receivable (Note 20)	2,800	—	—	2,800
Other receivables (Note 19)	411	—	—	411
Term deposits (Note 21(a))	17,811	—	—	17,811
Cash and cash equivalents (Note 21(b))	11,128	—	—	11,128
Other investments (Note 18(b))	—	386	—	386
Financial assets at fair value through other comprehensive income (Note 18(a))	—	—	9,771	9,771

	32,150	386	9,771	42,307
As at December 31, 2021
Accounts receivable (Note 20)	3,610	—	—	3,610
Other receivables (Note 19)	270	—	—	270
Term deposits (Note 21(a))	17,072	—	—	17,072
Short-term investments (Note 18(c))	—	1,029	—	1,029
Cash and cash equivalents (Note 21(b))	6,591	—	—	6,591
Other investments (Note 18(b))	—	236	—	236
Financial assets at fair value through other comprehensive income (Note 18(a))	—	—	7,302	7,302

	27,543	1,265	7,302	36,110

Liabilities at amortized cost
Financial liabilities	RMB’million
As at December 31, 2020
Notes payable (Note 25)	5,175
Accounts payable	3,701
Other payables and other liabilities (note)	2,136
Lease liabilities	321

11,333

As at December 31, 2021
Notes payable (Note 25)	5,062
Accounts payable	4,422
Other payables and other liabilities (note)	1,922
Lease liabilities	297

11,703